Schedule of Investments (unaudited) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO Ltd., Series 2023-66, Class D, (3-mo. CME Term SOFR + 5.50%), 10.48%, 04/25/36(a)(b)	USD	1,000	$1,000,463
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 6.80%, 04/20/36(a)(b)		1,000	1,009,265
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3- mo. CME Term SOFR + 5.45%), 10.64%, 04/20/36(a)(b)		1,000	1,003,057
Symphony CLO Ltd., Series 2023-38, Class D, (3- mo. CME Term SOFR + 5.20%), 10.02%, 04/24/36(a)(b)		1,000	1,013,141
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)		1,000	1,001,553

Total Asset-Backed Securities — 1.1% (Cost: $5,000,000)			5,027,479

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		123,933	30,983

Electrical Equipment — 0.0%
SunPower Corp.(c)		1,860	11,476

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(d)(e)		6,099	—

Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $232,324)(d)(e)		6,803	251,711

Financial Services — 0.1%
NMG Parent LLC		3,613	411,882

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(d)		309,827,230	3,099

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)		232	2,689

Total Common Stocks — 0.1% (Cost: $5,746,551)			711,840

		Par (000)

Corporate Bonds

Automobile Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(b)	USD	446	442,642

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		118	107,143

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(b)		250	220,953

Security		Par (000)	Value

Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)	USD	119	$119,729

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		51	48,167
WR Grace Holdings LLC, 5.63%, 08/15/29		388	313,795

			361,962

Commercial Services & Supplies — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		207	191,717

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30		249	249,383

Construction Materials — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)		1,013	96,235

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(b)		251	161,323

Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(a)(c)(d)(f)		1,710	—

Electronic Equipment, Instruments & Components — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(b)		901	791,989

Health Care Providers & Services — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(b)		384	331,890

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		390	330,354
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		641	522,479

			852,833

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)		357	332,014

Internet Software & Services(b) — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25		337	337,554
Uber Technologies, Inc., 4.50%, 08/15/29		381	340,560

			678,114

IT Services — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29		191	190,293

Media(b) — 0.2%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(g)		263	77,435
Odeon Finco PLC, 12.75%, 11/01/27		607	603,643
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		573	435,288

			1,116,366

Passenger Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(b)		1,195	1,195,000

Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC / Anywhere Co- Issuer Corp., 7.00%, 04/15/30(b)		727	656,298

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31	USD	84	$81,270
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		46	33,256

			770,824

Wireless Telecommunication Services — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		138	133,265

Total Corporate Bonds — 1.8% (Cost: $9,829,307)			8,343,675

Fixed Rate Loan Interests

Media — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26(g)		964	988,826

Total Fixed Rate Loan Interests — 0.2% (Cost: $941,640)			988,826

Floating Rate Loan Interests(a)

Aerospace & Defense — 4.8%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		2,825	2,627,051
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		575	534,315
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28		970	970,193
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.36%, 08/03/29		370	367,804
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		3,819	3,807,700
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.92%, 04/09/26		756	683,560
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29		1,691	1,651,994
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		5,639	5,621,863
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.65%, 11/05/28		1,340	1,338,539
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		1,637	1,631,872
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.64%, 08/24/28		2,994	2,993,305

			22,228,196

Automobile Components — 0.8%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 04/10/28		664	663,165

Security		Par (000)	Value

Automobile Components (continued)
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/06/30	USD	2,264	$2,256,936
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28		1,123	950,900

			3,871,001

Automobiles — 0.6%
Dealer Tire Financial LLC, Series B, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 12/14/27		2,526	2,527,138

Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30		1,804	1,456,115
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29		3,865	3,662,776

			5,118,891

Broadline Retail — 1.8%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 11/24/28		1,695	1,690,509
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 15.17%, 06/30/27(g)		1,727	1,625,565
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 02/12/27(d)		364	345,420
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		3,756	3,535,934
Sally Holdings, LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 02/28/30		631	630,830
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/21/27		380	299,855

			8,128,113

Building Products — 1.9%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 05/13/29		261	261,742
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28		264	256,930
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27		1,455	1,369,217
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 04/28/29		792	791,010
IPS Corp.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.42%, 10/01/29(d)		1,046	889,100
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/02/28		592	571,692
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 07/28/28		813	811,805

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3-mo. EURIBOR + 4.18%), 8.15%, 04/12/28	EUR	853	$773,921
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.74%, 12/31/26	USD	3,148	3,135,850

			8,861,267

Capital Markets — 3.4%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29		2,698	2,551,765
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 08/02/28		2,736	2,703,923
Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.90%, 12/20/29		1,349	1,349,642
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 9.18%, 07/24/26		960	922,224
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/26		1,586	1,582,433
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/27		715	712,813
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28		1,459	1,453,267
2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 06/30/28		788	786,314
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.24%, 04/03/28		669	658,300
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.13%, 08/11/28		221	220,631
Osaic Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.82%, 08/17/28		1,396	1,393,675
Press Ganey Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.43%, 07/24/26		1,680	1,617,384

			15,952,371

Chemicals — 5.4%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.17%, 11/24/28		1,440	1,339,200
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/24/27		760	743,461
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26		1,511	1,475,629
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.82%, 08/18/28(d)		1,154	1,139,575
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/29/27		644	530,306
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29		950	913,875

Security		Par (000)	Value

Chemicals (continued)
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.32%, 01/31/26	USD	1,967	$1,962,123
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 02/15/30		292	291,847
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28		1,066	941,799
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 06/30/27		234	232,979
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 02/18/30		676	670,387
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 10/15/28		291	286,901
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 10/15/28		1,810	1,765,414
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.15%, 03/02/26		2,074	2,071,741
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		2,034	1,974,455
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28		917	903,796
Olympus Water U.S. Holding Corp.,
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28		677	674,319
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/14/24		1,704	1,689,116
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.97%, 06/09/28		1,717	1,708,989
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27		1,044	1,036,836
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 08/02/28		1,632	1,623,936
Starfruit Finco BV, 2018 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/01/25		94	93,879
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28		924	914,693

			24,985,256

Commercial Services & Supplies — 4.4%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28		2,603	2,510,090
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28		335	329,556
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		781	768,912
Aramark Services, Inc., 2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.93%, 06/22/30		759	757,126
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 09/07/27		1,952	1,949,076

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 10/08/28	USD	692	$693,672
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28		86	85,053
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28		1,126	1,118,430
GFL Environmental, Inc., 2023 First Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		728	727,020
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28		1,593	1,586,071
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		800	638,914
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 09/23/26		1,913	1,909,573
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 08/31/28		4,767	4,767,414
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/02/27		1,639	1,554,574
Viad Corp., Initial Term Loan, (1-mo. CEM Term SOFR + 5.00%) , 10.43%, 07/30/28		1,195	1,169,194

			20,564,675

Communications Equipment — 0.4%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.82%, 01/18/30		212	212,111
Viasat, Inc.
2023 Term Loan, 05/30/30(h)		846	783,083
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29		1,141	1,056,802

			2,051,996

Construction & Engineering — 1.3%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30		3,346	3,255,022
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/16/27		222	221,321
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/21/28		1,045	1,042,532
USIC Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 05/12/28		1,738	1,707,670

			6,226,545

Construction Materials — 1.1%
American Builders & Contractors Supply Co., Inc., Series A, 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.42%, 01/15/27		1,185	1,182,275
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.31%, 03/08/29		840	680,235

Security		Par (000)	Value

Construction Materials (continued)
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.99%, 04/29/29	USD	1,097	$1,087,717
Quikrete Holdings, Inc., 2023 Term Loan B, 03/19/29(h)		623	623,062
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.94%, 09/22/28		1,592	1,590,523

			5,163,812

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 09/13/26		638	637,882
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 11/22/28		891	891,515

			1,529,397

Containers & Packaging — 2.0%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/01/27		3,754	3,716,592
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		1,259	1,257,272
Pregis TopCo Corp.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 07/31/26		611	608,956
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 07/31/26		695	692,509
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 02/04/27 .		1,412	1,409,508
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.68%, 02/05/26		233	232,678
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.65%, 09/15/28		1,279	1,272,433

			9,189,948

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.38%, 10/28/27		1,013	957,087

Diversified Consumer Services — 3.0%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.95%, 12/28/26		949	876,952
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		669	568,496
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		957	911,477
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 11/24/28		921	916,285
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 06/12/30		1,408	1,408,662

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Sotheby’s
Series L, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27	USD	1,766	$1,719,853
Series L, 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27		395	383,973
Spring Education Group, Inc., Term Loan, 09/29/30(h)		1,262	1,246,213
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.43%, 07/30/25		223	222,660
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.43%, 09/01/25		2,328	2,010,475
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/05/26		2,552	2,545,654
WCG Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.43%, 01/08/27		1,222	1,207,048

			14,017,748

Diversified REITs — 0.2%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.07%, 05/18/30		827	828,085

Diversified Telecommunication Services — 6.0%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.32%, 07/15/25		1,076	1,063,382
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.32%, 01/31/26		1,543	1,527,322
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		1,900	1,715,600
Cablevision Lightpath LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.70%, 11/30/27		232	228,468
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26		6,606	6,462,324
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 10/02/27		808	713,663
Iridium Satellite LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.90%, 09/20/30		2,576	2,570,225
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 03/01/27		1,941	1,830,180
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/15/27		1,784	1,267,295
ORBCOMM, Inc., Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.25%), 9.80%, 09/01/28		865	771,827
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26		2,541	2,072,398

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.70%, 01/31/29	USD	1,335	$1,300,704
USD Term Loan N, (1-mo. CME Term SOFR + 2.50%), 7.95%, 01/31/28		988	958,697
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1-mo. SONIA + 3.25%), 8.47%, 01/15/27	GBP	1,000	1,200,273
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27	USD	5,045	4,108,159

			27,790,517

Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.40%, 06/23/28		1,517	1,505,025

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1-mo. CEM Term SOFR + 2.75%) , 8.18%, 07/02/29		1,587	1,580,033

Energy Equipment & Services — 0.1%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24(d)		40	28,170
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 4.00%, 3.00% PIK), 12.43%, 06/30/25(g)		307	163,937

			192,107

Entertainment — 4.7%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.45%, 04/22/26		1,495	1,201,956
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 05/24/29		101	101,021
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 03/08/30		903	896,265
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 07/21/28		1,571	1,561,199
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 11/27/28		2,084	2,074,136
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30		1,742	1,740,258
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		3,841	3,709,726
Live Nation Entertainment, Inc., Term Loan B4, (1- mo. CME Term SOFR + 1.75%), 7.17%, 10/19/26 ..		2,511	2,503,999
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 03/13/28		1,492	1,489,405
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.13%, 01/23/25		415	414,685

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.37%, 04/29/26	USD	894	$892,130
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 05/18/25		2,662	2,654,971
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.56%, 01/20/28		2,700	2,697,477

			21,937,228

Financial Services — 4.9%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/21/28		1,278	1,274,791
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.88%, 11/13/25		431	431,616
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.25%), 7.88%, 10/30/26		860	857,725
2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.43%), 8.06%, 04/13/28		2,974	2,963,305
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.16%, 04/18/29		470	469,677
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27		6,131	5,971,366
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28		1,806	1,697,640
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.37%, 06/27/29		613	612,471
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(d)(h)		301	299,871
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/17/27		505	492,212
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 03/24/25		1,301	1,297,679
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 12/11/26		2,539	2,512,975
Travelport Finance SARL, 2023 Consented Term Loan, (3-mo. CME Term SOFR + 8.50%), 13.89%, 05/29/26		1,476	846,527
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 2.93%), 8.37%, 01/31/29		768	755,231
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/31/28		965	965,916
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		1,220	1,216,420

			22,665,422

Food Products — 3.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/01/25		1,180	1,132,389

Security		Par (000)	Value

Food Products (continued)
8th Avenue Food & Provisions, Inc. (continued)
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 10/01/25	USD	1,512	$1,450,577
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		3,204	3,201,102
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.67%, 01/29/27		3,524	3,494,233
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		496	431,033
Hostess Brands, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.89%, 06/28/30		1,016	1,017,457
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/12/29		1,012	1,011,521
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 06/08/28		2,013	2,010,705
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 03/31/28		1,294	1,259,139
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/20/28		678	677,108

			15,685,264

Ground Transportation — 0.8%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/06/28		574	569,255
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/06/27		654	648,817
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. LIBOR US + 5.50%), 10.86%, 08/04/25		1,160	1,037,657
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.16%, 03/03/30		1,600	1,598,454

			3,854,183

Health Care Equipment & Supplies — 2.4%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(d)(h)		944	931,020
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27		2,026	1,966,144
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28		2,439	2,398,548
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.50%), 10.15%, 03/05/26		684	635,131
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 05/04/28		759	757,938
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28		4,315	4,300,365

			10,989,146

Health Care Providers & Services — 2.7%
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 09/29/28		1,015	1,009,858
2023 Incremental Term Loan, 09/29/28(h)		215	214,463

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.80%, 11/08/27	USD	1,823	$1,815,620
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 11/01/28		2,174	2,163,253
Envision Healthcare Corp., 2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.64%, 03/31/27		1,170	263,302
EyeCare Partners LLC
2020 Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/18/27		1,656	1,155,820
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.18%, 11/15/29		581	302,640
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 11/15/28		531	364,633
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 03/06/28		1,608	1,531,482
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.68%, 08/31/26		628	598,322
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.52%, 11/01/29		611	545,317
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 10/27/28		695	696,962
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.92%, 02/14/25		51	51,241
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.77%, 11/01/28		905	873,745
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26		825	825,281
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 05/16/29		334	333,672

			12,745,611

Health Care Technology — 2.9%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29		2,976	2,915,936
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28		4,521	4,322,099
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.43%, 04/02/29		3,092	3,088,135
2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		3,093	3,089,620

			13,415,790

Hotels, Restaurants & Leisure — 6.2%
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/31/30		155	154,613

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28	USD	892	$872,791
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.57%, 09/23/30		2,417	2,407,034
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 02/06/30		1,241	1,239,996
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 08/08/27		977	973,884
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.42%, 03/17/28		1,459	1,456,051
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30		804	801,652
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		4,093	4,046,651
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 07/22/28		1,173	1,173,737
Four Seasons Hotels Ltd., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 11/30/29		3,042	3,044,672
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 12/15/27		2,385	2,373,718
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.67%, 03/09/28		903	532,673
PENN Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 05/03/29		1,472	1,468,467
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 01/05/29		475	475,246
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/14/29		1,087	1,085,709
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/25/28		685	682,336
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.90%, 07/21/26		1,101	1,100,042
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.67%, 02/08/27		2,033	2,027,440
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/03/28		2,245	2,234,034
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 05/24/30		533	532,632

			28,683,378

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables — 1.4%
ACProducts Holdings, Inc., 2021 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.90%, 05/17/28	USD	1,632	$1,341,886
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29		2,390	2,323,819
Serta Simmons Bedding, LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.90%, 06/29/28		464	461,854
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28		818	694,388
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 10/30/27		2,012	1,807,463

			6,629,410

Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.57%, 12/22/26		404	403,557

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 07/31/30		1,231	1,223,519
Calpine Corp.
2019 Term Loan B10, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/12/26		697	696,494
Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.43%, 04/05/26		1,492	1,490,042
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.18%, 12/15/27		1,184	1,179,344

			4,589,399

Industrial Conglomerates — 0.2%
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 07/28/28		1,078	821,080

Insurance — 5.5%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27		3,759	3,749,327
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27		3,866	3,857,410
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.68%, 02/19/28		2,568	2,549,920
2023 Incremental Term Loan B, (1-mo. CEM Term SOFR + 2.75%) , 8.18%, 02/19/28		493	492,350
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		1,393	1,389,249
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/12/27		873	872,195
2023 Term Loan B4, 02/12/27(h)		434	433,731
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 10/14/27		437	432,243

Security		Par (000)	Value

Insurance (continued)
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29	USD	464	$463,813
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.58%, 06/20/30		4,591	4,599,015
Jones Deslauriers Insurance Management, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30		1,137	1,139,137
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27		1,349	1,347,568
USI, Inc.
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 11/22/29		3,211	3,206,170
2023 Acquisition Term Loan, 09/27/30(h)		520	518,482
2023 Refi Term Loan, 09/27/30(h)		595	593,019

			25,643,629

Interactive Media & Services — 1.6%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28		428	421,944
Adevinta ASA, USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.32%, 06/26/28		985	983,834
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/30/26		1,831	1,828,489
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.43%, 10/30/26		2,198	2,192,162
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 10/10/25		714	712,050
Grab Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 01/29/26		1,038	1,042,168

			7,180,647

IT Services — 3.8%
Asurion LLC
2020 Term Loan B8, (3-mo. CME Term SOFR + 3.25%), 8.68%, 12/23/26		294	287,165
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/31/28		1,117	1,002,875
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/20/29		1,066	942,834
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.67%, 08/19/28		1,660	1,610,574
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28		2,141	2,143,334
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27		3,237	3,153,110
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/10/27		727	725,473
2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.82%, 11/09/29		1,761	1,761,687
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(h)		1,617	1,615,820

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 02/24/28	USD	3,999	$3,988,195
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.43%, 06/28/29		644	637,822

			17,868,889

Leisure Products — 0.4%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.42%, 12/01/28		485	473,273
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		342	341,333
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 03/15/30		1,145	1,137,847

			1,952,453

Life Sciences Tools & Services — 2.6%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 11/08/27		1,222	1,220,515
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.44%, 02/22/28		1,579	1,541,048
Curia Global, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.22%, 08/30/26		140	115,453
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 02/04/27		1,056	1,035,014
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30		421	419,190
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CEM Term SOFR + 2.25%) , 7.90%, 07/03/28		2,112	2,110,770
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 10/19/27		1,480	1,439,009
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 11/15/28		3,045	3,020,785
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28		526	525,901
Star Parent, Inc., 2023 Term Loan B, 09/19/30(h)		697	680,641

			12,108,326

Machinery — 5.7%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.86%, 08/17/26		1,961	1,959,640
Barnes Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.42%, 09/03/30		444	444,222
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.99%, 04/20/29		264	264,294
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 05/14/28		362	361,981

Security		Par (000)		Value

Machinery (continued)
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 10/21/28	USD	1,164		$1,158,663
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 10/21/28		2,359		2,360,319
Gardner Denver, Inc., 2020 USD Term Loan B2, 03/01/27(h)		357		356,958
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 03/31/27		2,400		2,391,956
Generac Power Systems, Inc., 2019 Term Loan B, 12/13/26(h)		325		324,051
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27		532		531,926
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28		3,682		3,616,981
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		2,142		2,145,299
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29		1,940		1,933,692
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25		3,844		3,808,296
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.38%, 07/30/27		2,254		2,247,068
Vertiv Group Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/02/27		2,411		2,405,720
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 10/04/28		125		124,725

				26,435,791

Media — 3.4%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		482		466,143
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.57%, 03/03/25		998		958,560
Cable One, Inc., 2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 05/03/28		335		332,008
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 7.12%, 04/30/25		2,585		2,585,072
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		2,224		2,156,412
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.99%, 12/17/26		—	(i)	283
Cogeco Financing 2 LP, 2023 Term Loan B, 09/29/28(h)		1,584		1,541,424
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.70%, 07/17/25		657		635,964
2019 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/15/27		1,557		1,406,624
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		2,192		2,139,919

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 9.17%, 04/21/29	USD	1,799	$1,246,863
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.63%, 05/11/29(d)		955	952,887
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/30/28		1,617	1,577,917

			16,000,076

Oil, Gas & Consumable Fuels — 2.0%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28 .		3,662	3,623,972
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29		264	263,339
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 10/18/28		1,910	1,909,844
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.19%, 01/31/28		634	635,190
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/05/28		3,069	3,064,338

			9,496,683

Passenger Airlines — 2.7%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		1,554	1,599,007
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28		2,022	2,021,482
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.32%, 01/29/27		273	268,415
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.54%, 02/15/28		2,391	2,371,293
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26		820	801,314
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27		2,419	2,509,991
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28		2,913	2,913,850

			12,485,352

Personal Care Products — 1.3%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.24%, 10/01/26		6,013	6,000,023

Pharmaceuticals — 2.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		1,204	1,180,028
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.42%, 02/28/28		853	851,558
Bausch Health Cos., Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 02/01/27		1,094	887,094

Security		Par (000)	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/01/27	USD	1,458	$1,428,394
Jazz Financing Lux SARL, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 05/05/28		2,169	2,166,599
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 06/02/28		1,404	1,400,094
Perrigo Investments LLC, Term Loan B, 04/20/29(h)		933	928,265
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.49%, 11/18/27(d)		1,224	1,207,664
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 07/03/28		128	128,235

			10,177,931

Professional Services — 4.5%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 02/04/28		1,983	1,979,594
ASGN, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 08/30/30		398	398,995
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.93%, 06/04/29		1,416	1,186,656
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		3,348	3,087,070
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.00%), 8.32%, 01/18/29		706	704,126
2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/06/26		2,314	2,309,416
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		604	595,246
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		1,308	1,289,699
Fleetcor Technologies Operating Co. LLC, Series C, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/28/28		2,028	2,019,542
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		1,823	1,733,796
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.17%, 11/16/26		1,837	1,834,358
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 12/01/28		2,163	2,160,477
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27		1,647	1,638,800

			20,937,775

Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC 2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 08/21/25		92	91,581

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC (continued)
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 01/31/30	USD	1,516	$1,488,679
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30		878	869,220

			2,449,480

Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments, Inc.
2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 08/17/29		1,149	1,146,551
2023 Term Loan B, 10/03/30(h)		202	201,668
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.91%, 12/02/28		621	617,306

			1,965,525

Software — 13.3%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/18/26		979	980,622
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.87%, 08/15/29		995	983,604
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/02/25		1,161	1,159,318
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 09/21/28		1,670	1,664,337
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29		1,373	1,371,886
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CEM Term SOFR + 4.50%) , 9.99%, 03/30/29		4,518	4,338,512
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29		780	737,100
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(d)		859	842,179
Cornerstone OnDemand, Inc., 2021 Term Loan, (3- mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 10/16/28		1,002	950,389
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28(d)		385	367,675
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/04/28		282	281,645
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 12/01/27		3,258	3,258,272
Helios Software Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.74%, 07/18/30		1,299	1,291,531
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 10/27/28		3,046	3,032,628

Security		Par (000)	Value

Software (continued)
Instructure Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.68%, 10/30/28	USD	724	$721,716
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28		2,402	1,780,092
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		2,204	1,013,704
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29		3,449	3,364,173
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		2,021	1,785,544
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		6,426	6,207,642
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.42%, 09/12/29		1,622	1,615,785
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.74%, 12/18/28		930	841,650
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 08/31/28		2,782	2,755,638
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.68%, 08/31/29		1,451	1,452,364
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/24/28		6,177	6,099,779
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.93%, 04/23/29		2,965	2,968,859
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.37%, 08/01/25		1,488	1,484,991
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.42%, 10/09/28(d)		2,779	2,772,053
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27		2,286	2,279,167
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27		1,402	1,398,531
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.22%, 05/04/26		1,624	1,621,418
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.09%, 07/20/28		235	232,330
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/28/30		216	216,095

			61,871,229

Specialty Retail — 2.5%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (3-mo. SONIA + 6.00%), 11.04%, 06/21/28	GBP	1,000	1,188,987
EG America LLC, 2018 USD Term Loan, (1-mo. SOFR + 4.00%), 9.41%, 02/07/25	USD	1,320	1,296,585

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.73%, 03/31/26	USD	521	$520,491
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 05/04/28		2,972	2,961,200
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/11/28		3,654	3,639,195
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.42%, 08/04/28		1,134	1,131,376
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 10/20/28		859	825,489
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 02/08/28(d)		242	214,850

			11,778,173

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.42%, 07/23/26		795	524,468

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.53%, 02/20/29		894	895,309
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(d)		518	506,731

			1,402,040

Trading Companies & Distributors — 2.6%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 05/19/28		1,364	1,362,796
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.84%, 07/27/28		4,068	4,055,559
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		2,751	2,719,640
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28		982	971,781
TMK Hawk Parent Corp.(d)
2020 Super Priority First Out Term Loan A, (3-mo. CME Term SOFR + 9.50%), 15.17%, 05/30/24		965	955,505
2020 Super Priority Second Out Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.17%, 08/28/24		3,026	1,936,576

			12,001,857

Transportation Infrastructure — 0.6%
Apple Bidco LLC, 2022 Incremental Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28		741	740,028
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 09/22/28		1,159	1,149,989
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.57%, 12/15/26(d)		842	833,239
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.64%, 03/17/30		245	236,918

			2,960,174

Security		Par (000)	Value

Wireless Telecommunication Services — 1.1%
Digicel International, 2017 Term Loan B1, 05/27/24(h).	USD	36	$31,792
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24		817	733,558
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/30/28		932	928,969
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/11/25		3,316	3,312,986

			5,007,305

Total Floating Rate Loan Interests — 127.2% (Cost: $604,492,380)			591,936,502

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		10,000	503,300

Fixed Income Funds — 1.7%
Invesco Senior Loan ETF		119,300	2,504,107
iShares 0-5 Year High Yield Corporate Bond ETF(j)		5,000	205,150
iShares iBoxx $ High Yield Corporate Bond ETF(j)		70,000	5,160,400

			7,869,657

Total Investment Companies — 1.8% (Cost: $8,538,243)			8,372,957

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(k)	USD	1,607	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(d)(k)		1,508	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)		1,895	—

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	999	$21,289

Total Warrants — 0.0% (Cost: $ — )		21,289

Total Investments — 132.2% (Cost: $634,548,121)		615,402,568

Liabilities in Excess of Other Assets — (32.2)%		(149,908,456)

Net Assets — 100.0%		$465,494,112

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $251,711, representing 0.1% of its net assets as of period end, and an original cost of $232,324.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$30,133,093	$(30,133,093)	$—	$—	$—	—	$8,914	$—
iShares 0-5 Year High Yield Corporate Bond ETF	—	204,381	—	—	769	205,150	5,000	2,192	—
iShares iBoxx $ High Yield Corporate Bond ETF	736,300	7,972,560	(3,380,993)	(37,207)	(130,260)	5,160,400	70,000	207,718	—

				$(37,207)	$(129,491)	$5,365,550		$218,824	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	300,201	EUR	280,118	Toronto-Dominion Bank	12/20/23	$2,960
USD	525,884	EUR	490,882	UBS AG	12/20/23	4,997
USD	2,232,650	GBP	1,803,000	Barclays Bank PLC	12/20/23	31,613

						$39,570

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	B	USD 4,480		$ 113,559	$(59,954)	$173,513
CDX.NA.HY.40.V1	5.00	Quarterly	06/20/28	B	USD 4,485		77,853	116,146	(38,293)

							$ 191,412	$56,192	$135,220

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$5,027,479	$—	$5,027,479
Common Stocks
Construction & Engineering	—	30,983	—	30,983
Electrical Equipment	11,476	—	—	11,476
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	251,711	251,711
Financial Services	—	411,882	—	411,882
Oil, Gas & Consumable Fuels	—	—	3,099	3,099
Semiconductors & Semiconductor Equipment	2,689	—	—	2,689
Corporate Bonds	—	8,343,675	—	8,343,675
Fixed Rate Loan Interests	—	988,826	—	988,826
Floating Rate Loan Interests	—	577,713,987	14,222,515	591,936,502
Investment Companies	8,372,957	—	—	8,372,957
Other Interests	—	—	—	—
Warrants	21,289	—	—	21,289
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(3,487)	—	(3,487)

	$8,408,411	$592,513,345	$14,477,325	$615,399,081

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$173,513	$—	$173,513
Foreign Currency Exchange Contracts	—	39,570	—	39,570
Liabilities
Credit Contracts	—	(38,293)	—	(38,293)

	$—	$174,790	$—	$174,790

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Total
Assets
Opening balance, as of December 31, 2022	$4,440	$—	(a)	$12,129,451	$—	(a)	$12,133,891
Transfers into Level 3(b)	—	—		8,895,256	—		8,895,256
Transfers out of Level 3(c)	—	—		(5,521,415)	—		(5,521,415)
Accrued discounts/premiums	—	—		293,952	—		293,952
Net realized gain (loss)	(213,184)	—		(77,231)	—		(290,415)
Net change in unrealized appreciation (depreciation)(d)	232,052	—		592,409	—		824,461
Purchases	232,325	—		2,894,493	—		3,126,818
Sales	(823)	—		(4,984,400)	—		(4,985,223)

Closing balance, as of September 30, 2023	$254,810	$—	(a)	$14,222,515	$—	(a)	$14,477,325

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(d)	$19,387	$—		$543,525 $	—		$562,912

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation		Portfolio Abbreviation (continued)

EUR	Euro	SCA	Societe en Commandite par Actions

GBP	British Pound	SOFR	Secured Overnight Financing Rate

USD	United States Dollar	SONIA	Sterling Overnight Interbank Average Rate

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind